SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

November 18, 2022

VIA ELECTRONIC FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TempCash (the “Fund”), a series of BlackRock Liquidity Funds, Post-Effective Amendment No. 146 to the Registration Statement on Form N-1A (File Nos. 2-47015 and 811-2354)

Ladies and Gentlemen:

On behalf of BlackRock Liquidity Funds (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 146 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains a Prospectus relating to Great Pacific Shares of the Fund, as well as an updated Statement of Additional Information. The filing is being made in order to register Great Pacific Shares of the Fund.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 135 to the Registration Statement on Form N-1A of the Trust, which was filed on February 22, 2022 (the “Prior Filing”). The disclosure transmitted herewith is substantively similar to the Prior Filing (with reference to the Prior Filing’s prospectus for Great Pacific Shares) with respect to the following matters:

Prospectus:

•	Fund Overview

•	Tax Information

•	Payments to Broker/Dealers and Other Financial Intermediaries

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

•	Details About the Fund

•	Investment Process

•	Account Information

•	Distribution and Shareholder Servicing Payments

•	Dividends and Distributions

•	State and Local Taxes

•	Management of the Fund

•	Conflicts of Interest

•	Master / Feeder Structure

•	General Information

•	Glossary

Statement of Additional Information:

•	Investment Limitations

•	Additional Information Concerning Taxes

•	Dividends

•	Additional Description Concerning Shares

•	Counsel

•	Appendix A – Description of Bond Ratings

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Douglas McCormack at (212) 839-5511.

Very truly yours,

/s/ Douglas McCormack

Douglas McCormack

Enclosures

cc:	Jesse C. Kean

Janey Ahn

Tricia Meyer

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